SUBSEQUENT EVENTS (Details Narrative) - CLP ($) $ in Millions	Mar. 27, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [line items]
Dividends payable		$ 703	$ 298
Number of shares outstanding		512,406,760,091	512,406,760,091
Non-Adjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion for distribution of dividend	40.00%
Dividends payable	$ 22,978,721,573
Number of shares outstanding	512,406,760,091